CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
CAPITAL STRUCTURE

NOTE 10 – CAPITAL STRUCTURE

Common Stock

On October 16, 2023, immediately prior to the closing of the Merger, Notable filed an amendment to the Articles of Association with the Israeli Registrar of Companies reflecting the Reverse Share Split (including an increase in par value to NIS 0.35 per Ordinary Share), the Share Capital Increase (such that the Company has 34,285,714 authorized Ordinary Shares and NIS 12,000,000 of registered share capital) and the Name Change. As a result of the Reverse Share Split, the number of issued and outstanding Ordinary Shares immediately prior to the Reverse Share Split was reduced into a smaller number of Ordinary Shares, such that every 35 Ordinary Shares held by a shareholder immediately prior to the Reverse Share Split were combined and reclassified into one Ordinary Share. Immediately following the Reverse Share Split and the closing of the Merger, there were approximately 9,018,261 Ordinary Shares outstanding.

As of December 31, 2022, Notable US was authorized to issue 2,836,790 shares of $0.001 par value common stock. Common stockholders were entitled to dividends if and when declared by the Board and after any redeemable convertible preferred share dividends are fully paid. The holder of each share of common stock was entitled to one vote. As of December 31, 2022, no dividends had been declared.

Simple Agreements for Future Equity

Between January and May 2022, Notable US entered into simple agreements for future equity (the “2022 SAFEs”) with certain investors, receiving $4.0 million of gross proceeds (“Purchase Amount”) in aggregate in exchange for the investor’s right to participate in a future equity financing. If there was a future equity financing before the termination of the SAFEs, on the initial closing of such equity financing, the 2022 SAFEs would automatically convert into the number of shares of preferred stock which would be issued in the equity financing equal to the purchase amount divided by the lowest price per share of the preferred stock sold in the equity financing multiplied by 85%.

If there was a liquidity event or dissolution event, the holders of the 2022 SAFEs would automatically be entitled to recieve a portion of the Purchase Amount. The 2022 SAFEs were recorded as a liability at issuance and subject to remeasurement at each reporting date, with changes in fair value recorded in other income (expense), net in the consolidated statements of operations and comprehensive loss.

In connection with Notable US’ issuance of shares of Series C-1 redeemable convertible preferred stock beginning in June 2022 at an issuance price of $7.1319 per Series C-1 share, the holders of the 2022 SAFEs were able to participate in the equity financing. The SAFEs were settled by conversion to Series C-2 shares at an issuance price of $6.062115 per share for a total of 661,282 Series C-2 redeemable convertible preferred shares. Collectively, the Series C-1 and Series C-2 redeemable convertible preferred stock is referred to as the Series C redeemable convertible preferred stock. A net gain of $0.5 million was recognized from the change in fair value of the 2022 SAFEs between their issuance and settlement for the year ended December 31, 2022.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Redeemable Convertible Preferred Stock

As of December 31, 2022, Notable US was authorized to issue 2,118,892 shares of $0.001 par value Series A, Series B, and Series C redeemable convertible preferred stock (collectively, “the redeemable convertible preferred shares,” “preferred shares,” or “redeemable convertible preferred stock”).

From June 2022 to July 2022, Notable US issued a total of 53,393 Series C-1 redeemable convertible preferred shares to investors at $7.1319 per share for gross proceeds of $6.1 million.

For each Series C redeemable convertible preferred share issued, Notable US also issued a warrant to purchase Series C redeemable convertible preferred shares (“Series C Warrants”). Approximately $2.1 million of the Series C proceeds were allocated to the redeemable convertible preferred stock warrants at issuance (See Note 11).

In June 2022, Notable US amended the Certificate of Incorporation to include a Special Mandatory Conversion clause requiring all existing redeemable convertible preferred stockholders to participate in the Series C Preferred Stock issuance. Failure to participate in the Series C Preferred Stock issuance would result in the automatic conversion of the holder’s preferred shares into common shares. In July 2022, 411,858 shares of Series A redeemable convertible preferred shares and 196,157 shares of Series B redeemable convertible preferred shares were converted into common shares as a result of non-participation in the Series C Preferred Stock issuance and the total authorized Series B redeemable convertible shares decreased.

Notable US entered into SAFEs with certain investors, during the year ended December 31, 2023, but prior to the Merger, by which Notable US received $4.3 million of gross proceeds and a Series D Preferred Stock Purchase Agreement (the “Series D Purchase Agreement”). Under the terms of the Series D Purchase Agreement, the SAFE holders would exchange their respective SAFEs for 384,837 shares of Series D-1 Preferred Stock at the time when all conditions precedent to the closing of the Merger contained in the Merger Agreement, shall have been satisfied or waived and all other conditions precedent in the Series D Purchase Agreement have been satisfied or waived. Additionally, under the Series D Purchase Agreement, certain investors committed to purchase, and Notable US agreed to issue, 370,602 shares of Series D-2 Preferred Stock to such investors in exchange for $6.0 million, the closing of which took place at the time all conditions precedent to the closing of the Merger contained in the Merger Agreement, were satisfied or waived and all other conditions precedent in the Series D Purchase Agreement were satisfied or waived. One investor entered into SAFE in exchange for 124,023 shares of Series D-2 Preferred Stock, in exchange for $2.0 million (included in 370,602 Series D-2 Preferred Stock and $6.0 million) at the time when all conditions precedent to the closing of the Merger contained in the Merger Agreement, shall have been satisfied or waived and all other conditions precedent in the Series D Purchase Agreement have been satisfied or waived. The SAFEs were recorded as a liability at issuance and subject to remeasurement at each reporting date, with changes in fair value recorded in other income (expense), net in the condensed consolidated statements of operations and comprehensive loss.

The redeemable convertible preferred shares had the following rights and privileges:

Optional Conversion

Each share of redeemable convertible preferred stock was convertible, at the option of the holder at any time, into common stock as determined by dividing the original issue price by the conversion price in effect at the time of conversion. As of December 31, 2022, the initial conversion price per share of redeemable convertible preferred stock was equivalent to the original issue price and as such convert on a one-for-one basis prior to any adjustments.

The respective applicable conversion price was subject to adjustment upon any future stock splits or stock combinations, reclassifications or exchanges of similar stock, upon a reorganization, merger or consolidation of Notable US, or upon the issuance or sale by Notable US of common stock for consideration less than the applicable conversion price.

Mandatory Conversion

Each of the redeemable convertible preferred shares would automatically convert into the number of shares of common stock determined in accordance with the conversion rate upon the earlier of (a) the closing of the sale of shares of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $50,000,000 of gross proceeds (before deducting underwriting discounts and commissions), to Notable US, or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least (i) a majority of the outstanding shares of Series A Preferred Stock, (ii) 55% of the outstanding shares of Series B Preferred Stock, and (iii) a majority of the outstanding shares of Series C Preferred Stock, voting together as a single class on an as converted to Common Stock basis.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of Notable US the holders of shares of outstanding redeemable convertible preferred stock were entitled, on a pro rata, as converted and pari passu basis, to be paid out of the assets of Notable US available for distribution to its stockholders before any payment shall be made to the holders of common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price for such series of preferred stock, plus any declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of redeemable convertible preferred stock been converted into common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event.

If the assets of Notable US to be distributed among the holders of redeemable convertible preferred stock were insufficient to permit the payment to such holders, then any assets of Notable US legally available for distribution would be distributed ratably among the holders of redeemable convertible preferred stock in proportion to the preferential amount each such holder was otherwise entitled to receive.

After the payment to the holders of redeemable convertible preferred stock of the full preferential amount specified above, any remaining assets of Notable US available for distribution to its stockholders were to be distributed pro rata among the holders of common stock.

Dividends

The holders of redeemable convertible preferred stock were entitled to receive dividends out of any assets legally available only when, as, and if declared by Notable US’ Board, prior to and in preference to any declaration or payment of any dividend on the common stock. Such dividends are noncumulative. As of December 31, 2023 and 2022, there were no cumulative dividends owed or in arrears.

Voting

Each holder of redeemable convertible preferred stock was entitled to the number of votes equal to the number of whole shares of common stock into which such shares of redeemable convertible preferred stock could then be converted as of the record date. Holders of redeemable convertible preferred stock were to vote together with the holders of common stock as a single class.

The holders of Series A redeemable convertible preferred stock, exclusively and voting together as a separate class on a converted to common stock basis, were entitled to elect one director to the Notable US’ Board. The holders of Series B redeemable convertible preferred stock, exclusively and voting together as a separate class on a converted to common stock basis, were entitled to elect one director to Notable US’ Board.

Down-Round Antidilution Protection

In the event Notable US issued its common stock without consideration or for consideration per share that is less than the conversion price in effect for each series of the redeemable convertible preferred stock, then the conversion price for that series was to be reduced to increase the number of shares of common stock into which such series of redeemable convertible preferred shares is convertible.

At the time of the Merger, all shares of redeemable convertible preferred stock were converted into Notable ordinary shares. Pursuant to the redeemable convertible preferred stock agreements, Series A redeemable convertible preferred stockholders received 145,650 ordinary shares, Series B redeemable convertible preferred stock holders received 223,683 ordinary shares, Series C redeemable convertible preferred stock holders received 94,988 ordinary shares, and Series D redeemable convertible preferred stock holders received 755,439 ordinary shares. In addition, redeemable convertible preferred stockholders received in aggregate 1,893,649 anti-dilution ordinary shares and 2,633,967 incentive ordinary shares.